PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments and Other Current Assets

Prepayments and other current assets are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)

Prepayments and deposits	6,385,707	659,581	101,376
Input VAT recoverable	—	2,249,958	345,812
Employee advances	1,927,824	1,732,451	266,273
Other	3,312,185	1,974,307	303,445

	11,625,716	6,616,297	1,016,906